Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale investment, tax effect	$ 3,463	$ 8,825	$ 3,762
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale investment, tax effect	$ 1,134	$ (1,170)	$ 0